ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2018 product
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Number of products	5
Credit term upon delivery	30 days